The expected payments of benefits are as follow: (Details) $ in Millions	Dec. 31, 2021 ARS ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 131
Later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	23
Later Than Two Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	25
Later Than Three Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	26
Later Than Four Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	5
Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 22